Schedule of Investments (unaudited)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations
Mortgage-Backed Securities — 1.5%
Bank, Series 2017, Class A5, 3.44%, 09/15/60	$40	$37,073
COMM Mortgage Trust, 2.87%, 08/15/57	50	45,845
GS Mortgage Securities Trust, 2.91%, 02/13/53	75	65,120
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50	25	23,841
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49	10	9,458
		181,337
Total Collaterized Mortgage Obligations — 1.5%
(Cost: $213,200)		181,337

Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	6	5,856

Aerospace & Defense — 1.1%
Boeing Co. (The)
2.20%, 02/04/26 (Call 07/03/23)	45	41,876
4.88%, 05/01/25 (Call 04/01/25)	10	9,898
5.15%, 05/01/30 (Call 02/01/30)	15	14,877
5.93%, 05/01/60 (Call 11/01/59)	15	14,621
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/24)(a)	3	2,966
General Dynamics Corp., 3.25%, 04/01/25 (Call 03/01/25)	10	9,718
L3Harris Technologies Inc. 4.40%, 06/15/28 (Call 03/15/28)	15	14,580
Northrop Grumman Corp., 4.75%, 06/01/43	3	2,764
Raytheon Technologies Corp.
3.95%, 08/16/25 (Call 06/16/25)	10	9,815
4.88%, 10/15/40	11	10,348
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	5	4,867
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(a)	2	2,130
		138,460
Agriculture — 0.8%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	10	8,845
5.38%, 01/31/44	10	9,257
5.80%, 02/14/39 (Call 08/14/38)	10	9,679
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	5	4,853
3.56%, 08/15/27 (Call 05/15/27)	10	9,194
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	10	9,489
Philip Morris International Inc.
3.25%, 11/10/24	10	9,748
3.38%, 08/15/29 (Call 05/15/29)	5	4,542
5.00%, 11/17/25	10	10,016
6.38%, 05/16/38	10	10,686
Reynolds American Inc., 5.85%, 08/15/45 (Call 02/12/45)	10	8,737
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	2	1,738
		96,784
Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	3	2,785
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)	2	1,985
American Airlines Inc., 11.75%, 07/15/25(a)	3	3,286
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	3	3,149
		11,205
Auto Manufacturers — 1.0%
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)	2	1,581

Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC, 4.13%, 08/04/25	$5	$4,734
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	20	19,056
6.05%, 10/10/25	5	5,032
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)	30	28,643
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	2	1,705
5.50%, 07/15/29 (Call 07/15/24)(a)	2	1,707
PACCAR Financial Corp., 4.95%, 10/03/25	15	15,026
Toyota Motor Credit Corp.
1.45%, 01/13/25	20	18,922
3.00%, 04/01/25	10	9,664
3.95%, 06/30/25	10	9,839
4.80%, 01/10/25	15	14,992
		130,901
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	15	12,776

Banks — 10.9%
Bank of America Corp.
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	10	8,613
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 3.072%)(c)	20	19,215
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	10	9,432
4.20%, 08/26/24	60	59,016
4.30%, (Call 01/28/25), (3-mo. SOFR + 2.926%)(c)(d)	11	9,642
5.13%, (Call 06/20/24), (3-mo. SOFR + 3.554%)(c)(d)	50	47,750
Series L, 3.95%, 04/21/25	10	9,741
Bank of Montreal
1.50%, 01/10/25	15	14,116
3.70%, 06/07/25	15	14,539
Bank of New York Mellon Corp. (The)
3.35%, 04/25/25 (Call 03/25/25)	20	19,263
Series F, 4.63%, (Call 09/20/26), (3-mo. SOFR + 3.393%)(c)(d)	16	14,081
Bank of Nova Scotia (The)
0.65%, 07/31/24	5	4,719
3.45%, 04/11/25	40	38,608
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	10	9,394
3.95%, 08/04/25	5	4,845
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(c)	15	14,112
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(c)	15	13,907
4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(c)	5	4,920
4.40%, 06/10/25	55	53,711
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(c)	30	27,466
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	25	20,622
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(c)	10	9,670
5.70%, 11/01/24	30	30,071
HSBC Holdings PLC, 0.98%, 05/24/25 (Call 05/24/24), (1-day SOFR + 0.708%)(c)	200	189,999
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	2	1,284
5.71%, 01/15/26(a)	2	1,903
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(c)	42	33,441
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	40	37,636
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(c)	25	23,888
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(c)	8	6,932

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(c)	$10	$9,801
5.00%, (Call 08/01/24), (3-mo. SOFR + 3.380%)(c)(d)	10	9,569
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(c)	50	50,057
Series HH, 4.60%, (Call 02/01/25), (3-mo. SOFR + 3.125%)(c)(d)	25	23,086
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(c)	20	18,658
Mitsubishi UFJ Financial Group Inc., 3.78%, 03/02/25	45	43,706
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(c)	15	12,822
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(c)	32	30,863
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	15	13,558
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.140%)(c)	60	56,250
4.00%, 07/23/25	10	9,780
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.628%)(c)	10	9,599
5.00%, 11/24/25	40	39,905
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	10	9,515
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(c)	35	34,950
Royal Bank of Canada
2.25%, 11/01/24	20	19,138
3.38%, 04/14/25	20	19,353
4.88%, 01/12/26	10	9,950
Toronto-Dominion Bank (The)
0.70%, 09/10/24	5	4,706
1.45%, 01/10/25	30	28,323
3.77%, 06/06/25	5	4,860
Truist Financial Corp., 4.00%, 05/01/25 (Call 03/01/25)	25	24,095
U.S. Bancorp., 1.45%, 05/12/25 (Call 04/12/25)	20	18,490
Wells Fargo & Co.
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.087%)(c)	10	9,554
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	15	12,979
3.00%, 04/22/26	20	18,915
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	20	18,772
3.55%, 09/29/25	25	24,129
5.88%, (Call 06/15/25), (3-mo. LIBOR US + 3.990%)(c)(d)	13	12,841
5.90%, (Call 06/15/24), (3-mo. LIBOR US + 3.110%)(c)(d)	20	19,725
Westpac Banking Corp., 1.02%, 11/18/24	10	9,440
		1,379,925
Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	11	10,775
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	5	6,512
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	6	5,931
4.60%, 05/25/28 (Call 02/25/28)	10	9,892
PepsiCo Inc., 2.25%, 03/19/25 (Call 02/19/25)	20	19,198
		52,308
Biotechnology — 0.8%
Amgen Inc.
3.13%, 05/01/25 (Call 02/01/25)	5	4,821
4.40%, 05/01/45 (Call 11/01/44)	4	3,387
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	15	12,560
4.05%, 09/15/25 (Call 06/15/25)	18	17,565
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	10	8,782
Gilead Sciences Inc., 4.80%, 04/01/44 (Call 10/01/43)	17	15,971
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	4	3,384
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	5	4,172

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	$15	$12,088
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)	20	18,076
		100,806
Building Materials — 0.1%
Builders FirstSource Inc., 6.38%, 06/15/32 (Call 06/15/27)(a)	2	1,968
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	7	6,632
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	12	9,768
		18,368
Chemicals — 0.7%
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)	5	4,833
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	2	1,736
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	5	4,796
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	5	4,944
5.32%, 11/15/38 (Call 05/15/38)	5	4,921
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	3	2,382
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	15	13,671
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	5	4,316
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	20	18,194
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	5	3,950
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 07/03/23)(a)	2	1,939
Sherwin-Williams Co. (The), 4.05%, 08/08/24	20	19,665
		85,347
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	2	1,647

Commercial Services — 0.7%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)	3	2,617
4.88%, 07/15/32(a)	2	1,704
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	2	1,709
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	9,776
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/23)	3	2,588
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	2	1,539
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	10	7,972
Global Payments Inc., 2.15%, 01/15/27 (Call 12/15/26)	24	21,427
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	3	2,408
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	2	1,768
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/24)(a)(b)	2	1,837
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	20	16,966
Sabre GLBL Inc., 7.38%, 09/01/25 (Call 07/03/23)(a)	3	2,537
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/24)	2	1,908
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	10	9,751
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)	2	1,686
		88,193
Computers — 0.9%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	20	18,397
2.40%, 08/20/50 (Call 02/20/50)	10	6,580
2.75%, 01/13/25 (Call 11/13/24)	40	38,883
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	2	1,635
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	5	4,967
5.90%, 10/01/24	12	12,030

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	$15	$13,126
6.00%, 09/15/41	5	4,981
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	5	3,903
4.38%, 05/15/30 (Call 02/15/30)	11	10,048
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	5	4,186
		118,736
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co., 3.10%, 08/15/25	15	14,618
Coty Inc., 5.00%, 04/15/26 (Call 04/15/24)(a)	2	1,921
Coty Inc./HFC Prestige Products Inc./HFC Prestige International
U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	2	1,836
		18,375
Diversified Financial Services — 1.8%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	10	9,484
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	5	4,748
3.55%, (Call 09/15/26), (5-year CMT + 2.854%)(c)(d)	15	12,291
3.95%, 08/01/25 (Call 07/01/25)	21	20,490
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	10	9,574
Burford Capital Global Finance LLC, 6.88%, 04/15/30 (Call 04/15/25)(a)	2	1,848
Capital One Financial Corp., 4.25%, 04/30/25 (Call 03/31/25)	20	19,368
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	16	14,033
3.63%, 04/01/25 (Call 01/01/25)	5	4,821
3.85%, 05/21/25 (Call 03/21/25)	6	5,802
5.38%, (Call 06/01/25)(c)(d)	15	14,419
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	4	2,522
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	50	46,598
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)	2	1,919
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30 (Call 12/15/25)(a)	3	2,418
OneMain Finance Corp.
6.88%, 03/15/25	2	1,927
7.13%, 03/15/26	2	1,912
PennyMac Financial Services Inc., 5.75%, 09/15/31 (Call 09/15/26)(a)	2	1,610
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	20	19,400
Raymond James Financial Inc., 4.95%, 07/15/46	6	5,330
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31 (Call 03/01/26)(a)	3	2,362
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	2	1,715
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	10	9,492
7.25%, 02/02/33 (Call 11/02/32)	2	1,778
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	8	4,885
3.15%, 12/14/25 (Call 09/14/25)	10	9,675
		230,421
Electric — 3.6%
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	5	4,785
3.80%, 06/01/29 (Call 03/01/29)	15	13,924
Berkshire Hathaway Energy Co., 4.05%, 04/15/25 (Call 03/15/25)	10	9,839
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	12,461

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
4.35%, (Call 01/15/27), (5-year CMT + 3.195%)(c)(d)	$10	$8,425
Series A, 3.30%, 03/15/25 (Call 02/15/25)	15	14,505
Series B, 4.65%, (Call 12/15/24), (5-year CMT + 2.993%)(c)(d)	10	8,626
DTE Energy Co., 4.22%, 11/01/24(e)	5	4,919
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	10	8,563
3.20%, 08/15/49 (Call 02/15/49)	10	7,113
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)	20	18,617
Duke Energy Indiana LLC, 2.75%, 04/01/50 (Call 10/01/49)	10	6,414
Edison International, 4.70%, 08/15/25	15	14,746
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	15	11,942
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10	9,031
1.90%, 06/15/28 (Call 04/15/28)	10	8,603
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	20	18,366
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	20	19,186
2.90%, 09/15/29 (Call 06/15/29)	15	13,247
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	15	14,069
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	3	2,000
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	15	12,560
3.95%, 03/01/48 (Call 09/01/47)	10	8,334
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	20	18,665
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	5	3,518
National Rural Utilities Cooperative Finance Corp., 5.45%, 10/30/25	15	15,144
NextEra Energy Capital Holdings Inc.
4.26%, 09/01/24	10	9,846
4.45%, 06/20/25	25	24,732
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/24)	3	2,853
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49 (Call 03/15/49)	10	7,057
Pacific Gas and Electric Co.
3.15%, 01/01/26	20	18,701
4.95%, 06/08/25	10	9,830
5.90%, 06/15/32 (Call 03/15/32)	4	3,912
6.75%, 01/15/53 (Call 07/15/52)	2	1,960
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	3	2,767
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	10	8,103
Public Service Electric & Gas Co., 3.10%, 03/15/32 (Call 12/15/31)	5	4,425
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	10	6,754
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	10	9,332
3.40%, 02/01/28 (Call 11/01/27)	15	13,960
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	5	4,753
4.40%, 07/01/46 (Call 01/01/46)	15	12,515
5.15%, 10/06/25	10	10,015
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	10	6,387
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/23)(a)	2	1,943
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	10	10,077
		457,524
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	3	2,569

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.3%
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	$6	$5,717
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	20	18,743
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	5	4,353
2.38%, 08/09/28 (Call 06/09/28)	5	4,088
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)	10	10,122
		43,023
Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	3	2,895

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	2	1,402
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/24)(a)	3	3,005
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	2	1,925
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	3	2,850
		9,182
Environmental Control — 0.0%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	2	1,783

Food — 0.8%
Campbell Soup Co., 3.95%, 03/15/25 (Call 01/15/25)	10	9,786
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	5	4,958
4.85%, 11/01/28 (Call 08/01/28)	5	4,924
5.30%, 11/01/38 (Call 05/01/38)	10	9,576
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	10	9,813
Pilgrim's Pride Corp., 4.25%, 04/15/31 (Call 04/15/26)	14	11,958
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	20	21,098
6.60%, 04/01/50 (Call 10/01/49)	5	5,576
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	5	4,924
Walmart Inc., 3.90%, 09/09/25	15	14,848
		97,461
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	3	2,717
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	5	3,989
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5	4,561
3.60%, 05/01/30 (Call 02/01/30)	10	9,105
4.38%, 05/15/47 (Call 11/15/46)	12	10,090
		30,462
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 06/12/23)	10	9,505

Health Care - Products — 0.7%
Abbott Laboratories, 2.95%, 03/15/25 (Call 12/15/24)	5	4,869
Baxter International Inc., 1.32%, 11/29/24	10	9,392
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	15	13,116
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	5	4,013
3.30%, 09/15/29 (Call 06/15/29)	15	13,432
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	15	12,085
Thermo Fisher Scientific Inc., 1.22%, 10/18/24 (Call 06/12/23)	10	9,487
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	15	12,561
3.55%, 04/01/25 (Call 01/01/25)	15	14,522
		93,477

Security	Par (000)	Value

Health Care - Services — 1.0%
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	$30	$27,822
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	2	1,587
4.63%, 06/01/30 (Call 06/01/25)(a)	2	1,713
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)	5	4,777
5.35%, 10/15/25 (Call 09/15/25)	10	10,069
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(a)	10	8,975
3.63%, 03/15/32 (Call 12/15/31)(a)	10	8,716
4.13%, 06/15/29 (Call 03/15/29)	10	9,285
5.38%, 02/01/25	5	4,965
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	5	4,509
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	15	14,558
UnitedHealth Group Inc.
3.75%, 07/15/25	10	9,804
5.00%, 10/15/24	20	20,030
		126,810
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
3.88%, 01/15/26 (Call 12/15/25)	30	27,845
4.20%, 06/10/24 (Call 05/10/24)	25	24,379
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)	30	27,625
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	10	9,152
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	10	8,611
		97,612
Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	2	1,510
6.25%, 09/15/27 (Call 09/15/23)(a)	2	1,790
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	15	14,692
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	15	13,116
		31,108
Housewares — 0.0%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	2	1,457

Insurance — 0.9%
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	13	12,322
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(c)	10	9,605
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	5	4,026
4.20%, 03/17/32 (Call 12/17/31)	5	4,527
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	10	6,982
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)	10	9,788
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	5	3,948
3.40%, 06/15/30 (Call 03/15/30)	5	4,333
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	5	3,826
Markel Group Inc., 3.45%, 05/07/52 (Call 11/07/51)	5	3,394
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	5	3,517
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(c)	10	8,449
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(c)	15	14,284

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	$20	$19,528
		108,529
Internet — 0.5%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	20	12,273
2.25%, 08/15/60 (Call 02/15/60)	5	2,984
Amazon.com Inc., 3.00%, 04/13/25	25	24,317
Gen Digital Inc., 5.00%, 04/15/25 (Call 06/12/23)(a)	2	1,953
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/23)(a)	2	1,319
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/23)(a)	2	2,052
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	15	12,498
		57,396
Iron & Steel — 0.2%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	20	20,713
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/23)	3	2,895
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(a)	2	2,008
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	2	1,933
		27,549
Leisure Time — 0.2%
Brunswick Corp., 0.85%, 08/18/24 (Call 06/16/23)	10	9,390
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	3	2,845
10.50%, 02/01/26 (Call 08/01/23)(a)	2	2,078
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	3	2,857
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	2	1,833
5.50%, 08/31/26 (Call 02/28/26)(a)	2	1,880
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	2	1,638
		22,521
Lodging — 0.2%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	5	5,055
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	15	14,382
Travel + Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)	2	1,695
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	2	1,961
		23,093
Machinery — 0.9%
Caterpillar Financial Services Corp.
0.60%, 09/13/24(b)	20	18,927
4.90%, 01/17/25	10	10,004
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	2	1,595
John Deere Capital Corp.
1.25%, 01/10/25	20	18,897
2.13%, 03/07/25	10	9,535
4.05%, 09/08/25	15	14,803
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	3	2,941
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	10	9,445
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	2	1,789
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	10	9,487
4.95%, 09/15/28 (Call 06/15/28)	13	12,650
		110,073
Manufacturing — 0.4%
3M Co., 2.65%, 04/15/25 (Call 03/15/25)	10	9,578
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	7	5,943
General Electric Co., 6.75%, 03/15/32	12	13,570
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	2	1,810

Security	Par (000)	Value

Manufacturing (continued)
Parker-Hannifin Corp., 3.65%, 06/15/24	$20	$19,613
		50,514
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34 (Call 01/15/28)(a)	5	3,699
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	12	11,800
Comcast Corp.
2.99%, 11/01/63 (Call 05/01/63)	5	3,099
3.95%, 10/15/25 (Call 08/15/25)	10	9,829
5.25%, 11/07/25	20	20,251
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	2	1,762
Fox Corp., 5.48%, 01/25/39 (Call 07/25/38)	15	13,893
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	2	1,689
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(a)	3	2,359
5.50%, 07/01/29 (Call 07/01/24)(a)	2	1,746
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	5	4,199
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	2	1,800
Walt Disney Co. (The)
3.35%, 03/24/25	20	19,513
6.65%, 11/15/37	5	5,724
		101,363
Mining — 0.5%
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	2	1,795
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)	2	1,765
First Quantum Minerals Ltd.
6.88%, 03/01/26 (Call 03/01/24)(a)	2	1,945
7.50%, 04/01/25 (Call 06/12/23)(a)	4	3,992
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	15	14,045
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	2	1,561
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	10	9,287
Southern Copper Corp.
3.88%, 04/23/25	15	14,615
5.88%, 04/23/45	15	15,198
Stillwater Mining Co., 4.50%, 11/16/29 (Call 11/16/25)(a)	4	3,154
		67,357
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	5	4,331
3.57%, 12/01/31 (Call 09/01/31)	15	12,534
		16,865
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2	1,723

Oil & Gas — 1.5%
Baytex Energy Corp., 8.50%, 04/30/30 (Call 04/30/26)(a)	2	1,955
BP Capital Markets PLC, 4.38%, (Call 06/22/25)(c)(d)	9	8,640
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/24)(a)	2	2,030
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	20	19,015
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	5	4,715
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	10	9,201
CNX Resources Corp., 7.38%, 01/15/31 (Call 01/15/26)(a)	2	1,925
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	10	9,493
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	2	1,936
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)	2	1,947

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)	$2	$1,803
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	3	3,002
Exxon Mobil Corp.
2.99%, 03/19/25 (Call 02/19/25)	10	9,698
3.04%, 03/01/26 (Call 12/01/25)	19	18,327
Gulfport Energy Operating Corp., 8.00%, 05/17/26(a)	1	998
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	2	1,843
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	3	2,825
Kosmos Energy Ltd., 7.50%, 03/01/28 (Call 03/01/24)(a)	5	4,125
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	15	14,809
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/23)	3	2,896
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	2	1,946
Occidental Petroleum Corp.
7.50%, 05/01/31	6	6,517
8.88%, 07/15/30 (Call 01/15/30)	11	12,676
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/24)	2	1,860
7.25%, 06/15/25 (Call 06/15/23)	2	1,993
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	10	8,175
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	5	4,811
3.25%, 05/11/25	5	4,870
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	3	3,158
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	5	4,802
Valero Energy Corp., 6.63%, 06/15/37	11	11,834
		183,825
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/24)(a)	3	2,866
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	2	1,725
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/24)	2	1,902
6.88%, 09/01/27 (Call 09/01/23)	2	1,873
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	3	3,015
		11,381
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	15	12,270
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/23)(a)(b)	2	1,973
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	2	1,696
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	15	14,512
		30,451
Pharmaceuticals — 2.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	10	9,629
3.60%, 05/14/25 (Call 02/14/25)	10	9,739
3.80%, 03/15/25 (Call 12/15/24)	10	9,781
4.70%, 05/14/45 (Call 11/14/44)	10	8,988
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	20	17,093
AstraZeneca PLC
3.38%, 11/16/25	5	4,845
6.45%, 09/15/37	10	11,529
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/23)(a)(b)	2	1,050
Bausch Health Companies Inc.
6.13%, 02/01/27 (Call 02/01/24)(a)	2	1,300

Security	Par (000)	Value

Pharmaceuticals (continued)
14.00%, 10/15/30 (Call 10/15/25)(a)	$3	$1,872
Becton Dickinson & Co., 3.36%, 06/06/24 (Call 04/06/24)	20	19,578
Bristol-Myers Squibb Co., 2.90%, 07/26/24 (Call 06/26/24)	5	4,882
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	10	9,750
Cigna Group (The)
4.13%, 11/15/25 (Call 09/15/25)	6	5,875
4.38%, 10/15/28 (Call 07/15/28)	13	12,672
4.80%, 07/15/46 (Call 01/16/46)	15	13,401
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	10	9,791
4.30%, 03/25/28 (Call 12/25/27)	20	19,491
4.78%, 03/25/38 (Call 09/25/37)	15	13,873
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	2	1,914
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	5	4,896
Johnson & Johnson, 2.25%, 09/01/50 (Call 03/01/50)	20	13,015
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	5	4,849
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	15	14,494
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	10	9,287
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	15	14,155
Zoetis Inc., 5.40%, 11/14/25 (Call 10/14/25)	15	15,197
		262,946
Pipelines — 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/24)(a)	3	2,875
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	5	4,258
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	30	30,030
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	15	14,077
Cheniere Energy Partners LP, 4.50%, 10/01/29 (Call 10/01/24)	20	18,313
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	10	9,832
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)	2	2,011
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27), (3-mo. LIBOR US + 3.418%)(c)	15	13,103
6.25%, 03/01/78 (Call 03/01/28), (3-mo. LIBOR US + 3.641%)(c)	10	9,246
Energy Transfer LP
4.95%, 05/15/28 (Call 02/15/28)	10	9,763
5.25%, 04/15/29 (Call 01/15/29)	14	13,822
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	6	5,842
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. LIBOR US + 3.033%)(c)	15	12,967
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/24)(a)	2	1,842
Kinder Morgan Inc.
4.30%, 06/01/25 (Call 03/01/25)	5	4,905
4.30%, 03/01/28 (Call 12/01/27)	15	14,497
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	11	9,464
4.88%, 12/01/24 (Call 09/01/24)	10	9,884
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/24)(a)	2	1,773
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	2	1,911
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5	4,320
3.40%, 09/01/29 (Call 06/01/29)	3	2,653
4.55%, 07/15/28 (Call 04/15/28)	10	9,617

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	$10	$9,831
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	10	9,455
5.63%, 03/01/25 (Call 12/01/24)	10	9,996
Targa Resources Corp., 4.88%, 02/01/31 (Call 02/01/26)	20	18,402
TransCanada PipeLines Ltd., 4.10%, 04/15/30 (Call 01/15/30)	20	18,561
Transcanada Trust, 5.30%, 03/15/77 (Call 03/15/27), (3-mo. LIBOR US + 3.208%)(c)	12	10,320
Western Midstream Operating LP, 4.30%, 02/01/30 (Call 11/01/29)	16	14,225
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	15	14,582
4.55%, 06/24/24 (Call 03/24/24)	5	4,939
		317,316
Real Estate — 0.0%
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	2	1,571

Real Estate Investment Trusts — 2.3%
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	5	4,322
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	5	4,238
2.40%, 03/15/25 (Call 02/15/25)	20	18,965
3.80%, 08/15/29 (Call 05/15/29)	15	13,840
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,519
AvalonBay Communities Inc., 3.50%, 11/15/25 (Call 08/15/25)	15	14,412
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	15	14,196
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	10	9,609
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/24)(a)	2	1,776
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	15	14,102
4.45%, 02/15/26 (Call 11/15/25)	5	4,911
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	5	4,269
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(b)	10	8,705
3.70%, 08/15/27 (Call 05/15/27)	5	4,567
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	10	8,107
3.20%, 11/18/29 (Call 08/18/29)	10	8,788
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	10	9,783
5.30%, 01/15/29 (Call 10/15/28)	10	9,561
Healthpeak Properties Inc., 4.00%, 06/01/25 (Call 03/01/25)	20	19,477
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30 (Call 06/15/30)	15	12,693
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (Call 09/15/28)	10	8,413
4.15%, 04/15/32 (Call 01/15/32)	5	4,488
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	3	2,741
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	5	3,912
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	2	1,673
Service Properties Trust, 4.75%, 10/01/26 (Call 08/01/26)	2	1,708
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	10	9,548
3.38%, 06/15/27 (Call 03/15/27)	10	9,400
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	15	11,835

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	$10	$9,427
VICI Properties LP, 4.75%, 02/15/28 (Call 01/15/28)	20	19,034
Welltower Inc., 3.85%, 06/15/32 (Call 03/15/32)	10	8,791
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	10	9,306
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	5	4,003
XHR LP, 6.38%, 08/15/25 (Call 08/15/23)(a)	2	1,955
		294,074
Retail — 1.2%
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	2	1,575
Bath & Body Works Inc.
6.75%, 07/01/36	2	1,785
6.88%, 11/01/35	2	1,812
Carvana Co., 10.25%, 05/01/30 (Call 05/01/27)(a)	3	2,019
Dick's Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	11	8,898
4.10%, 01/15/52 (Call 07/15/51)	5	3,333
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	5	4,887
4.20%, 05/15/28 (Call 02/15/28)	15	14,420
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(a)	2	1,816
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	2	1,407
Home Depot Inc. (The), 2.70%, 04/15/25 (Call 03/15/25)	10	9,656
Lowe's Companies Inc.
4.00%, 04/15/25 (Call 03/15/25)	10	9,812
5.80%, 09/15/62 (Call 03/15/62)	10	9,677
McDonald's Corp.
3.30%, 07/01/25 (Call 06/01/25)	15	14,530
4.70%, 12/09/35 (Call 06/09/35)	5	4,871
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	2	1,228
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	25	24,724
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	10	9,550
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	10	9,491
3.80%, 11/18/24 (Call 08/18/24)	5	4,882
4.80%, 11/18/44 (Call 05/18/44)	5	4,167
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	10	9,825
		154,365
Semiconductors — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	10	9,614
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	10	9,544
4.15%, 11/15/30 (Call 08/15/30)	10	9,203
4.75%, 04/15/29 (Call 01/15/29)	10	9,747
5.00%, 04/15/30 (Call 01/15/30)	5	4,913
Intel Corp., 3.40%, 03/25/25 (Call 02/25/25)	20	19,537
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	10	8,726
2.95%, 04/15/31 (Call 01/15/31)	10	8,382
Microchip Technology Inc., 4.25%, 09/01/25 (Call 07/03/23)	15	14,620
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	15	14,169
6.75%, 11/01/29 (Call 09/01/29)	5	5,226
NVIDIA Corp., 0.58%, 06/14/24 (Call 07/03/23)	5	4,765
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)	15	13,348
Qorvo Inc.
1.75%, 12/15/24 (Call 06/12/23)(a)	10	9,331
4.38%, 10/15/29 (Call 10/15/24)	13	11,622
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	5	4,871

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	$5	$4,470
3.00%, 06/01/31 (Call 03/01/31)	5	3,946
		166,034
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	10	8,488
3.84%, 05/01/25 (Call 04/01/25)	10	9,687
		18,175
Software — 1.4%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)	2	1,919
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	10	8,620
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	5	4,854
3.85%, 06/01/25 (Call 03/01/25)	10	9,744
4.20%, 10/01/28 (Call 07/01/28)	15	14,468
Microsoft Corp., 2.70%, 02/12/25 (Call 11/12/24)	30	29,086
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	3	2,610
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	10	9,533
2.88%, 03/25/31 (Call 12/25/30)	15	12,753
2.95%, 11/15/24 (Call 09/15/24)	30	28,973
4.30%, 07/08/34 (Call 01/08/34)	15	13,513
5.38%, 07/15/40	15	14,294
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	3	2,569
Roper Technologies Inc., 1.00%, 09/15/25 (Call 08/15/25)	10	9,116
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	15	14,272
4.50%, 05/15/25 (Call 04/15/25)	5	4,936
		181,260
Telecommunications — 1.8%
AT&T Inc.
4.85%, 03/01/39 (Call 09/01/38)	15	13,806
5.25%, 03/01/37 (Call 09/01/36)	10	9,827
5.54%, 02/20/26 (Call 02/20/24)	25	25,015
5.65%, 02/15/47 (Call 08/15/46)	7	6,812
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	10	12,038
Frontier Communications Holdings LLC, 6.75%, 05/01/29 (Call 05/01/24)(a)	3	2,213
Hughes Satellite Systems Corp., 6.63%, 08/01/26	2	1,847
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	5	4,043
4.60%, 05/23/29 (Call 02/23/29)	10	9,784
Orange SA, 9.00%, 03/01/31	10	12,428
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(a)	15	13,256
Sprint Capital Corp., 8.75%, 03/15/32	12	14,579
Sprint LLC, 7.13%, 06/15/24	12	12,123
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	15	12,547
3.50%, 04/15/25 (Call 03/15/25)	6	5,818
3.75%, 04/15/27 (Call 02/15/27)	10	9,500
3.88%, 04/15/30 (Call 01/15/30)	13	12,061
4.38%, 04/15/40 (Call 10/15/39)	5	4,390
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	10	9,081
3.38%, 02/15/25	6	5,842
4.27%, 01/15/36	5	4,506
5.25%, 03/16/37	15	14,846

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC, 4.13%, 05/30/25	$5	$4,910
		221,272
Transportation — 0.3%
Canadian Pacific Railway Co., 1.35%, 12/02/24 (Call 07/04/23)	10	9,415
Union Pacific Corp., 3.75%, 07/15/25 (Call 05/15/25)	10	9,789
United Parcel Service Inc.
3.90%, 04/01/25 (Call 03/01/25)	10	9,857
6.20%, 01/15/38	10	11,187
		40,248
Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	3	2,693

Total Corporate Bonds & Notes — 47.1%
(Cost: $6,073,327)		5,967,570

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.9%
Federal Home Loan Mortgage Corp., 4.00%, 02/01/53	49	47,092
Federal National Mortgage Association, 3.50%, 07/01/50	18	16,693
Freddie Mac Multifamily Structured Pass Through Certificates
Series K081, Class A2, 3.90%, 08/25/28(c)	30	29,487
Series K108, Class A2, 1.52%, 03/25/30	16	13,396
Series K123, Class A2, 1.62%, 12/25/30	47	38,539
Government National Mortgage Association
2.00%, 06/20/53(f)	50	42,383
2.50%, 06/20/53(f)	125	109,358
3.00%, 08/20/51	47	42,783
3.00%, 02/20/52	72	64,932
3.50%, 03/20/49	28	25,918
3.50%, 06/20/53(f)	71	65,861
4.00%, 06/20/53(f)	75	71,273
4.50%, 03/20/49	25	24,583
4.50%, 08/20/52	28	27,441
5.00%, 06/20/53(f)	50	49,378
5.50%, 06/20/53	25	24,984
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	3	2,591
1.50%, 02/01/37	63	55,248
1.50%, 03/01/37	48	41,745
1.50%, 07/01/51	20	15,790
1.50%, 11/01/51	24	18,886
1.50%, 06/15/53(f)	25	19,466
2.00%, 11/01/35	67	59,808
2.00%, 06/15/38(f)	108	96,434
2.00%, 08/01/50	296	244,672
2.00%, 10/01/50	25	21,101
2.00%, 12/01/51	24	19,694
2.00%, 02/01/52	26	21,695
2.00%, 03/01/52	475	391,871
2.50%, 06/15/38(f)	100	92,027
2.50%, 09/01/51	173	148,453
2.50%, 11/01/51	44	37,597
2.50%, 01/01/52	183	156,334
2.50%, 06/15/53(f)	125	106,858
3.00%, 06/15/38(f)	50	47,138
3.00%, 12/01/49	99	88,844
3.00%, 06/15/53(f)	200	177,512
3.50%, 06/15/38(f)	25	23,965
3.50%, 05/01/50	21	19,645

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/50	$11	$10,052
3.50%, 06/15/53(f)	200	183,742
4.00%, 05/01/52	27	25,253
4.00%, 06/15/53(f)	97	91,635
4.50%, 06/15/53(f)	100	96,857
5.00%, 06/15/53(f)	75	73,879
5.50%, 01/01/53	25	24,913
5.50%, 06/15/53(f)	50	49,969
		3,157,775
U.S. Government Obligations — 25.7%
U.S. Treasury Note/Bond
0.63%, 08/15/30	180	145,589
1.13%, 08/15/40	131	84,388
1.25%, 05/15/50	196	110,107
1.38%, 11/15/31	171	142,972
1.38%, 11/15/40	214	143,472
1.38%, 08/15/50	345	199,510
1.63%, 11/15/50	324	200,963
1.75%, 08/15/41	233	164,347
1.88%, 02/15/32	262	227,694
1.88%, 02/15/41	250	182,323
1.88%, 02/15/51	128	84,550
1.88%, 11/15/51	184	120,803
2.25%, 08/15/46	64	46,878
2.50%, 02/15/45	289	224,427
2.50%, 02/15/46	113	87,253
2.50%, 05/15/46	38	29,310
2.75%, 08/15/32	316	293,843
2.88%, 08/15/45	167	138,382
3.63%, 05/15/53	40	38,488
4.00%, 11/15/42	172	172,107
4.13%, 11/15/32	240	248,887
5.38%, 02/15/31	150	167,033
		3,253,326
Total U.S. Government & Agency Obligations — 50.6%
(Cost: $7,006,038)		6,411,101

Total Long-Term Investments — 99.2%
(Cost: $13,292,565)		12,560,008

Security	Shares/ Par (000)	Value

Short-Term Securities
Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(g)(h)	1,447	$1,446,853
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(g)(h)(i)	150	150,374

Total Short-Term Securities — 12.6%
(Cost: $1,596,855)		1,597,227

Total Investments Before TBA Sales Commitments — 111.8%
(Cost: $14,889,420)		14,157,235

TBA Sales Commitments(f)
Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities, 3.50%, 06/13/53	$(50)	(45,936)

Total TBA Sales Commitments — (0.4)%
(Proceeds: $(46,180))		(45,936)

Total Investments, Net of TBA Sales Commitments — 111.4%
(Cost: $14,843,240)		14,111,299

Liabilities in Excess of Other Assets — (11.4)%		(1,447,044)

Net Assets — 100.0%		$12,664,255

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Represents or includes a TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,172,145	$—		$(724,662	)(a)	$208	$(838)	$1,446,853	1,447	$20,550		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	126,506	23,868	(a)	—		—	—	150,374	150	1,351	(b)	—
						$208	$(838)	$1,597,227		$21,901		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$181,337	$—	$181,337
Corporate Bonds & Notes	—	5,967,570	—	5,967,570
U.S. Government & Agency Obligations	—	6,411,101	—	6,411,101
Short-Term Securities
Money Market Funds	1,597,227	—	—	1,597,227
Liabilities
Investments
TBA Sales Commitments	—	(45,936)	—	(45,936)
	$1,597,227	$12,514,072	$—	$14,111,299

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced